Offerings	Sep. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value, one redeemable warrant, and one right to acquire one-fourth of one ordinary share
Amount Registered | shares	7,475,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 74,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,322.98
Offering Note	Representing 7,475,000 units including 6,500,000 units to be issued in the offering and up to 975,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one ordinary share, one redeemable warrant and one right to acquire one-fourth of one ordinary share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares included as part of the units
Amount Registered | shares	7,475,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the units
Amount Registered | shares	7,475,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants included as part of the units
Amount Registered | shares	7,475,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying rights included as part of units
Amount Registered | shares	1,868,750
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 18,687,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,580.74
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative Units
Amount Registered | shares	74,750
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 747,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103.23
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares included as part of Representative's Units
Amount Registered | shares	74,750
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	N/A
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of Representative's Units
Amount Registered | shares	74,750
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	N/A
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants included as part of the units
Amount Registered | shares	74,750
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	N/A
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying rights included as part of units
Amount Registered | shares	18,687
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 186,870.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25.81